Share Capital - Share Purchase Warrants (Details) - $ / shares	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of classes of share capital [line items]
Warrants, beginning balance (in shares)	1,078,747	1,982,156
Warrants, issued (in shares)	18,333,908	90,495
Warrants, expired (in shares)	(473,766)	(986)
Warrants, exercised (in shares)	(491,500)	(992,918)
Warrants, ending balance (in shares)	18,447,389	1,078,747
Weighted average exercise price, beginning balance (in CAD per share)	$ 77.36	$ 95.76
Weighted average exercise price, issued (in CAD per share)	12.76	31.46
Weighted average exercise price, expired (in CAD per share)	48.00	73.79
Weighted average exercise price, exercised (in CAD per share)	11.14	109.83
Weighted average exercise price, ending balance (in CAD per share)	$ 15.68	$ 77.36
November Offering, Warrant
Disclosure of classes of share capital [line items]
Warrants, issued (in shares)	11,500,000
January Offering, Warrant
Disclosure of classes of share capital [line items]
Warrants, issued (in shares)	6,600,000